Derivatives and Fair Value of Financial Instruments (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commodities
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	$ 18,355,000	$ (17,016,000)	$ (6,098,000)
Commodities | Cost of sales
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	18,355,000	(17,016,000)
Foreign currencies | Cost of sales
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	4,302,000	15,801,000
Foreign currencies | Foreign currency
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	4,255,000	6,532,000
Interest rate swaps | Miscellaneous, net
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	$ (7,988,000)	$ 3,535,000